Employee Option Plans - Schedule of Employee Option Activity (Details) - Employee Option [Member]		12 Months Ended
	Dec. 31, 2023 $ / shares	Dec. 31, 2024 $ / shares
Schedule of Employee Option Activity [Line Items]
Number of options, Outstanding	4,028	3,693
Weighted average exercise price, Outstanding	$ 256.79	$ 252.74
Weighted average remaining contractual term, Outstanding	6 years 11 months 8 days	5 years 11 months 8 days
Number of options, Exercisable at end of year		3,388
Weighted average exercise price, Exercisable at end of year		$ 142.65
Weighted average remaining contractual term, Exercisable at end of year		5 years 11 months 4 days
Number of options, Exercised		(451)
Weighted average exercise price, Exercised
Number of options, Granted		116
Weighted average exercise price, Granted		$ 1,767.8